STOCK OPTION PLANS AND WARRANTS	3 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
STOCK OPTION PLANS AND WARRANTS

NOTE 6 – STOCK OPTION PLANS AND WARRANTS

During Fiscal 2005, the Company established, and the stockholders approved, an Employee Benefit and Consulting Services Compensation Plan (the “2005 Plan”) for the granting of up to 334 non-statutory and incentive stock options and stock awards to directors, officers, consultants and key employees of the Company. On June 9, 2005, the Board of Directors amended the Plan to increase the number of stock options and awards to be granted under the Plan to 667 shares. During Fiscal 2009, the Company established a plan of long-term stock-based compensation incentives for selected Eligible Participants of the Company covering 667 shares. This plan was adopted by the Board of Directors and approved by stockholders in October 2009 (the “2009 Plan”). In September 2013, the Company’s stockholders approved an increase in the number of shares covered by the 2009 Plan to 1,667 shares. In the first quarter of 2016, the Board approved, and stockholders ratified a 2016 Employee Benefit and Consulting Services Compensation Plan covering 1,667 shares (the “2016 Plan”) and approved moving all options which exceeded the 2009 Plan limits to the 2016 Plan. In December 2018, the Board of Directors adopted and in February 2019 the stockholders ratified the 2018 Employee Benefit and Consulting Services Compensation Plan covering 5,000 shares (the “2018 Plan”). On April 2, 2019, the Board approved the “2019 Plan” identical to the 2018 Plan, except that the 2019 Plan covers 10,000 shares. The 2019 Plan required stockholder approval by April 2, 2020, to be able to grant incentive stock options under the 2019 Plan. On October 13, 2021, the Board approved the “2021 Plan” identical to the 2018 Plan, except that the 2021 Plan covers 73,334 shares. The 2021 Plan required stockholder approval by October 13, 2022, to be able to grant incentive stock options under the 2021 Plan. On April 17, 2023, the Board approved a 2023 Equity Participation Plan similar to the Plans described herein, except that this Plan also provides for the grant of Restricted Unit Awards (the “2023 EP Plan”). Under the 2023 EP Plan, which was approved by stockholders on May 15, 2023, a maximum of 166,667 shares may be granted. On December 19, 2023, the Board approved the 2023 Employee Benefit and Consulting Compensation Plan (the “2023 Plan”) identical to the 2018 Plan, except that the 2023 Plan covers 4,000,000 shares (as amended in October 2024). The 2005 Plan, 2009 Plan, 2016 Plan, 2018 Plan, 2019 Plan, 2021 Plan, the 2023 EP Plan, and 2023 Plan are collectively referred to as the “Plans.”

On December 19, 2023, the board approved, under the 2023 Plan, granting five-year Non-Statutory Stock Options to purchase 1,800,000 shares of common stock, immediately exercisable at $0.20 per share to various officers, directors, employees and consultants. Exemption from registration is claimed under section 4(2) of the Securities Act of 1933, as amended.

On October 8, 2024, the Board of Directors of the Company approved the increase in the number of shares available under the 2023 Employee Benefit and Consulting Services Compensation Plan from 2,000,000 shares to 4,000,000 shares and granted a total of 1,725,000 non-statutory stock options with a 5-year term, immediately exercisable to several officers, directors, employees and consultants at an exercise price of $2.45 per share.

All stock options under the Plans are granted at or above the fair market value of the common stock at the grant date. Employee and non-employee stock options vest over varying periods and generally expire either 5 or 10 years from the grant date. The fair value of options at the date of grant was estimated using the Black-Scholes option pricing model. For option grants, the Company will take into consideration payments subject to the provisions of ASC 718 Stock Compensation. No stock options were granted during the quarters ended March 31, 2025 and 2024.

	Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2025	3,545,765	$4.97	4.41	$7,171,982
Granted	–	$–	–	$–
Cancelled & expired	(83)	$–	–	$–
Outstanding, March 31, 2025	3,545,682	$4.93	4.16	$3,851,583
Options exercisable, March 31, 2025	3,545,682	$4.93	4.16	$3,851,583

The aggregate intrinsic value of options outstanding and options exercisable on March 31, 2025, is calculated as the difference between the exercise price of the underlying options and the market price of the Company’s common stock for the shares that had exercise prices lower than the $2.40 closing price of the Company’s common stock on March 31, 2025. Stock-based compensation expense related to stock options was $230 and $234 for the quarters ended March 31, 2025 and 2024, respectively, and is included in general and administrative expenses on the accompanying consolidated statements of operations.

As of March 31, 2025, there is no unamortized compensation cost outstanding related to unvested stock option awards.

Warrants

On June 3, 2024, the Company entered into a one-year consulting agreement with a non-affiliated entity. The agreement provides for cash compensation of $85,000 (inclusive of a $25,000 signing bonus) to the consultant plus warrants to purchase 100,000 common shares at an exercise price of $0.50 per share through June 30, 2027. In September of 2024 the consultant received an additional 100,000 warrants exercisable at $0.50 and 50,000 warrants exercisable at $1.00 per share. Warrants contain the same terms as exist in the warrants issued in June of 2024. See Note 6 for further discussion.

On December 5, 2024, the Company issued 100,000 common stock warrants as compensation under a consulting services agreement. The warrants are exercisable at an exercise price of $4.00 per share through December 5, 2027. The per share fair value of the warrants at grant date was $3.84.

No common stock warrants were issued for the quarters ended March 31, 2025 and 2024.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2025	1,003,358	$38.67	2.90	$930,500
Granted	–	$–	–	$–
Exercised	(300,000)	$3.36	–	$–
Cancelled & expired	(328)	$–	–	$–
Outstanding, March 31, 2025	703,030	$54.72	2.96	$260,000